INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income before income taxes	$ 2,801,353	$ 1,002,302	$ 741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	2,801,384	1,003,682	732,539
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	869,586	336,598	246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	0	0
Income tax provision	$ 1,531,000	$ 472,000	$ 309,000